LONG-TERM DEBT (Narrative) (Details) - CAD ($)	10 Months Ended
	Feb. 10, 2022	Mar. 31, 2025	Apr. 01, 2024	Mar. 31, 2024
Long Term Debt [Line Items]
Payments to acquire land, building and chattels	$ 351,000
Mortgage payable	$ 1,949,000	$ 346,747		$ 757,727
Mortgage Payable [Member]
Long Term Debt [Line Items]
Monthly installments of mortgage payable		$ 43,764	$ 85,504
Reduced in monthly installments of mortgage payable			$ 43,764
Interest rate		5.00%	5.00%